Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011 Unaudited	Sep. 30, 2011 Audited
Common Stock Par Value	$ 0.001	$ 0.001
Common Stock Shares Authorized	1,750,000,000	1,750,000,000
Common Stock Shares Issued	3,272,311	3,272,311
Common Stock Shares Outstanding	3,272,311	3,272,311